Risk Management and Use of Derivative Financial Instruments (Details 8) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Forward contracts USD ($)	Dec. 31, 2012 Forward contracts EUR (€)	Dec. 31, 2012 Forward contracts Minimum	Dec. 31, 2012 Forward contracts Maximum	Dec. 31, 2012 Forward Contract Two USD ($)	Dec. 31, 2012 Forward Contract Two EUR (€)	Dec. 31, 2012 Forward Contract Two Minimum	Dec. 31, 2012 Forward Contract Two Maximum
Derivative Disclosure
Notional Amount			€ 50,648				€ 8,700
Floor price		1.27	1.27			1.34	1.34
Cap price		1.30	1.30			1.35	1.35
Effective Date		May 01, 2012	May 01, 2012			Dec. 01, 2012	Dec. 01, 2012
Expiration Date				Mar. 01, 2013	Jun. 01, 2017			Sep. 01, 2017	Mar. 01, 2018
Fair Value	$ (2,067)	$ (2,051)				$ (16)